Oakhurst Short Duration Bond Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.9%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2580, Class PY, 4.00%, 03/15/2033	8,769	$8,459
Series 3597, Class LH, 4.50%, 07/15/2039	80,374	79,919
Series 3664, Class DA, 4.00%, 11/15/2037	221,758	219,395
Series 4312, Class GA, 2.50%, 12/15/2041	35,188	34,200
Series 4768, Class E, 3.50%, 09/15/2042	91,700	91,210
Series 4938, Class BL, 2.25%, 07/25/2049	373,325	323,425
Series 4960, Class PD, 2.00%, 10/25/2049	210,454	174,929
Federal National Mortgage Association
Series 2005-109, Class PC, 6.00%, 12/25/2035	24,449	24,706
Series 2005-80, Class BA, 5.00%, 04/25/2029	67,410	68,437
Series 2008-17, Class PA, 4.50%, 10/25/2037	66,722	65,971
Series 2008-49, Class PA, 5.00%, 04/25/2038	55,127	53,873
Series 2009-94, Class DA, 4.50%, 10/25/2039	129,805	128,996
Series 2010-112, Class CY, 4.00%, 10/25/2025	220	219
Series 2012-136, Class PD, 2.50%, 11/25/2042	152,836	147,960
Series 2012-41, Class BA, 2.50%, 04/25/2027	134,650	131,659
Series 2013-82, Class BP, 2.75%, 12/25/2042	273,262	256,413
Series 2016-72, Class AP, 3.00%, 07/25/2044	70,093	67,578
Series 2018-14, Class PA, 3.50%, 04/25/2047	290,666	277,753
Government National Mortgage Association
Series 2018-131, Class PG, 3.00%, 09/20/2048	80,287	72,753
Series 2019-152, Class HA, 3.50%, 08/20/2049	125,700	120,297
Series 2019-24, Class PE, 3.25%, 02/20/2049	176,388	163,209
Series 2019-65, Class EB, 3.00%, 05/20/2049	148,499	130,276
Series 2020-95, Class NB, 4.50%, 07/20/2050	54,836	51,620
GSR Mortgage Loan Trust
Series 2003-13, Class 1A1, 6.41%, 10/25/2033 (a)	69,479	69,517
Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	140,163	141,648
Impac CMB Trust, Series 2005-4, Class 2A1, 5.30% (1 mo. Term SOFR + 0.41%), 05/25/2035	104,417	98,490
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.90%, 04/21/2034 (a)	74,932	72,915
Series 2004-6, Class 4A6, 6.55%, 07/25/2034 (a)	78,457	78,174
MASTR Alternative Loans Trust, Series 2003-1, Class 2A1, 6.50%, 01/25/2033	199,809	203,464
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.89%, 09/25/2032 (a)	286,486	286,793
MortgageIT Trust, Series 2005-5, Class A1, 5.22% (1 mo. Term SOFR + 0.63%), 12/25/2035	271,754	266,487
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A3, 5.91%, 09/25/2034 (a)	14,871	14,561
Structured Asset Mortgage Investments, Inc., Series 2004-AR6, Class A1A, 5.42% (1 mo. Term SOFR + 0.81%), 02/19/2035	303,515	281,946
Structured Asset Securities Corp., Series 2003-34A, Class 3A4, 6.17%, 11/25/2033 (a)	36,799	36,539
WaMu Mortgage Pass Through Certificates, Series 2002-AR2, Class A, 4.46% (Ent 11th COFI Repl + 1.25%), 02/27/2034	12,605	12,061
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A6, 7.32%, 07/25/2034 (a)	201,007	205,877
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,749,340)		4,461,729

CORPORATE BONDS - 26.1%	Par	Value
Communications - 2.0%
AT&T, Inc., 6.55%, 01/15/2028	150,000	156,637
Discovery Communications LLC, 3.95%, 03/20/2028	150,000	143,485
		300,122

Consumer Discretionary - 3.1%
AutoNation, Inc., 3.80%, 11/15/2027	151,000	146,558
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (b)	151,000	147,709
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	168,000	167,690
		461,957

Energy - 1.1%
Texas Gas Transmission LLC, 7.25%, 07/15/2027	160,000	167,233

Financials - 14.0%
Air Lease Corp., 3.63%, 12/01/2027	150,000	145,211
Ally Financial, Inc., 2.20%, 11/02/2028	215,000	193,838
American Tower Corp., 5.50%, 03/15/2028	146,000	149,227
Ares Capital Corp., 7.00%, 01/15/2027	175,000	181,301
Athene Holding Ltd., 4.13%, 01/12/2028	150,000	147,053
Aviation Capital Group LLC, 6.25%, 04/15/2028 (b)	185,000	192,044
Bank of America Corp., 6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028	138,000	143,680
Blue Owl Capital Corp., 2.88%, 06/11/2028	215,000	196,428
Citigroup, Inc., 4.13%, 07/25/2028	149,000	145,685
Goldman Sachs BDC, Inc., 3.75%, 02/10/2025	149,000	148,420
Goldman Sachs Group, Inc., 3.85%, 01/26/2027	151,000	148,472
JPMorgan Chase & Co., 4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (c)	149,000	148,157
Synchrony Financial, 3.95%, 12/01/2027	150,000	144,893
		2,084,409

Health Care - 2.0%
Amgen, Inc., 5.15%, 03/02/2028	144,000	146,184
CVS Pass-Through Trust, 6.04%, 12/10/2028	143,830	144,954
		291,138

Industrials - 1.3%
Ryder System, Inc., 6.30%, 12/01/2028	185,000	195,853

Technology - 1.3%
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	148,000	147,191
Ricoh USA, Inc., 6.75%, 12/01/2025	50,000	49,324
		196,515

Utilities - 1.3%
Elwood Energy LLC, 8.16%, 07/05/2026	203,544	193,367
TOTAL CORPORATE BONDS (Cost $3,890,772)		3,890,594

U.S. TREASURY SECURITIES - 15.6%	Par	Value
United States Treasury Note/Bond
4.63%, 06/30/2026	447,000	449,575
4.50%, 07/15/2026	475,000	476,939
3.75%, 08/31/2026	330,000	327,370
4.13%, 10/31/2026	150,000	149,801
3.75%, 08/15/2027	614,000	608,160
3.38%, 09/15/2027	325,000	318,741
TOTAL U.S. TREASURY SECURITIES (Cost $2,341,915)		2,330,586

ASSET-BACKED SECURITIES - 14.0%	Par	Value
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2, 5.90% (1 mo. Term SOFR + 1.31%), 10/25/2034	46,830	46,278
ACE Securities Corp., Series 2003-NC1, Class A2A, 5.54% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	218,681
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (b)	153,764	152,661
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.69% (1 mo. Term SOFR + 0.89%), 10/25/2034	211,056	204,930
CarMax Auto Owner Trust, Series 2021-3, Class A4, 0.74%, 01/15/2027	160,000	155,448
Carvana Auto Receivables Trust
Series 2021-N1, Class B, 1.09%, 01/10/2028	154,509	149,315
Series 2021-P2, Class A4, 0.80%, 01/10/2027	224,257	220,169
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 5.90% (1 mo. Term SOFR + 1.31%), 11/25/2034	152,019	152,579
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (b)	276,450	261,355
OneMain Holdings, Inc., Series 2006-1, Class A5, 5.75%, 12/25/2035 (a)(b)	1,001	1,077
Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 6.00% (1 mo. Term SOFR + 1.41%), 11/25/2033	134,356	138,331
Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, 08/20/2030	210,000	208,859
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	175,000	170,330
TOTAL ASSET-BACKED SECURITIES (Cost $2,100,911)		2,080,013

EXCHANGE TRADED FUNDS - 9.9%	Shares	Value
F/m 2-Year Investment Grade Corporate Bond ETF	14,492	732,989
F/m 3-Year Investment Grade Corporate Bond ETF (c)	14,467	733,593
TOTAL EXCHANGE TRADED FUNDS (Cost $1,465,035)		1,466,582

CONVERTIBLE BONDS - 1.0%	Par	Value
Financials - 1.0%
PennyMac Corp., 8.50%, 06/01/2029 (b)	150,000	150,225
TOTAL CONVERTIBLE BONDS (Cost $149,625)		150,225

MORTGAGE-BACKED SECURITIES - 0.8%	Par	Value
Federal Home Loan Mortgage Corp., Pool J12630, 4.00%, 07/01/2025	19,349	19,280
Federal National Mortgage Association
Pool AL0300, 4.50%, 06/01/2026	24,745	24,740
Pool AL4309, 4.00%, 10/01/2028	79,554	78,809
TOTAL MORTGAGE-BACKED SECURITIES (Cost $124,650)		122,829

SHORT-TERM INVESTMENTS - 3.2%		Value
Investments Purchased with Proceeds from Securities Lending - 1.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	154,377	154,377

Money Market Funds - 2.2%	Shares
Invesco Treasury Portfolio - Class Institutional, 4.55% (d)	326,553	326,553
TOTAL SHORT-TERM INVESTMENTS (Cost $480,930)		480,930

TOTAL INVESTMENTS - 100.5% (Cost $15,303,178)		14,983,488
Liabilities in Excess of Other Assets - (0.5)%		(70,959)
TOTAL NET ASSETS - 100.0%		$14,912,529
two		–%
Percentages are stated as a percent of net assets.		–%

Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $905,071 or 6.1% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $151,560 which represented 1.0% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Oakhurst Short Duration Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$–	$4,461,729	$–	$4,461,729
Corporate Bonds	–	3,890,594	–	3,890,594
U.S. Treasury Securities	–	2,330,586	–	2,330,586
Asset-Backed Securities	–	2,080,013	–	2,080,013
Exchange Traded Funds	1,466,582	–	–	1,466,582
Convertible Bonds	–	150,225	–	150,225
Mortgage-Backed Securities	–	122,829	–	122,829
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	154,377
Money Market Funds	326,553	–	–	326,553
Total Investments	$1,793,135	$13,035,976	$–	$14,983,488

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $154,377 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.